Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

December 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 21.8%
Austria – 0.2%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	$519,794

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		44	49,961
Series 104 3.45%, 06/22/2042(a)		263	291,182

			341,143

Canada – 0.6%
Canadian Government Bond 2.75%, 03/01/2030	CAD	1,929	1,396,871
2.75%, 12/01/2055		523	306,752

			1,703,623

China – 0.6%
China Government Bond Series INBK 1.61%, 02/15/2035	CNY	1,890	264,622
1.90%, 07/15/2055		1,320	172,027
2.11%, 08/25/2034		8,320	1,214,828
3.19%, 04/15/2053		1,170	195,185

			1,846,662

Finland – 0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	146	157,577

Germany – 0.7%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2054(a)		185	179,694
2.60%, 05/15/2041(a)		542	588,225
3.25%, 07/04/2042(a)		1,117	1,308,407

			2,076,326

Hungary – 0.4%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	374,910	1,161,450

Indonesia – 0.2%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	7,797,000	489,086

Italy – 0.4%
Italy Buoni Poliennali Del Tesoro

	Principal Amount (000)		U.S. $ Value

Series 10Y 4.20%, 03/01/2034(a)	EUR	408	$510,605
Series 13Y 4.05%, 10/30/2037(a)		364	443,476
Series 16Y 3.25%, 03/01/2038(a)		134	150,570

			1,104,651

Japan – 2.0%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	411,150	2,568,086
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		108,150	558,750
Series 16 1.30%, 03/20/2063 57,650			203,015
Japan Government Ten Year Bond Series 379 1.50%, 06/20/2035		25,900	158,135
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050 76,100			266,617
Series 81 1.60%, 12/20/2053		42,900	186,006
Series 82 1.80%, 03/20/2054		53,300	242,919
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	313,906
Series 183 1.40%, 12/20/2042		157,900	824,358
Japan Government Two Year Bond Series 469 0.70%, 02/01/2027		109,100	694,740

			6,016,532

Malaysia – 0.1%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	711	179,288
Series 0318 4.642%, 11/07/2033		1,078	286,866

			466,154

Mexico – 0.9%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	27,474	1,413,273
8.50%, 02/28/2030		20,704	1,152,977

			2,566,250

	Principal Amount (000)		U.S. $ Value

Poland – 0.0%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	466	$128,216

South Korea – 0.2%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	429,190	287,801
Series 5509 2.625%, 09/10/2055		463,820	283,335

			571,136

Spain – 0.6%
Spain Government Bond 3.20%, 10/31/2035(a)	EUR	1,525	1,779,688
3.50%, 01/31/2041(a)		154	176,268

			1,955,956

Thailand – 0.1%
Thailand Government Bond 2.41%, 03/17/2035	THB	10,989	372,328

United Kingdom – 1.5%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	146	92,662
4.00%, 10/22/2031(a)		1,681	2,255,252
4.25%, 12/07/2040(a)		566	709,748
4.375%, 03/07/2030(a)		180	246,824
4.375%, 01/31/2040(a)		365	467,003
4.75%, 12/07/2030(a)		90	125,999
4.75%, 10/22/2043(a)		340	440,989

			4,338,477

United States – 13.1%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	3,294	2,076,252
1.875%, 02/15/2051(b)		3,833	2,152,076
2.25%, 08/15/2046		471	311,371
2.25%, 02/15/2052		875	533,442
2.50%, 02/15/2045		449	319,300
2.875%, 05/15/2043		476	370,697
2.875%, 05/15/2049		480	345,881
2.875%, 05/15/2052		1,035	726,341
3.00%, 11/15/2045		805	617,767
3.00%, 08/15/2052		1,235	888,380
3.625%, 08/15/2043		1,272	1,102,354
3.625%, 02/15/2053		581	472,656
3.625%, 05/15/2053		462	375,249
3.875%, 02/15/2043		1,411	1,273,948
4.00%, 11/15/2042		790	727,015
4.25%, 02/15/2054		673	610,805

	Principal Amount (000)		U.S. $ Value

4.375%, 11/15/2039(b)	U.S.$	2,390	$2,363,458
4.375%, 08/15/2043		674	646,197
4.625%, 02/15/2055		52	50,695
4.75%, 11/15/2043		477	478,997
4.75%, 05/15/2055		995	982,057
U.S. Treasury Notes
0.625%, 11/30/2027		1,114	1,056,104
1.50%, 02/15/2030(b)		4,652	4,276,210
3.75%, 12/31/2030		686	686,671
3.875%, 04/30/2030		4,187	4,222,805
4.00%, 01/31/2029		1,018	1,030,956
4.125%, 10/31/2027		2,797	2,827,952
4.125%, 03/31/2029		742	754,245
4.25%, 02/28/2029		798	814,929
4.25%, 06/30/2029		297	303,395
4.375%, 05/15/2034		415	425,261
4.50%, 05/31/2029		248	255,079
4.50%, 11/15/2033		426	440,607
4.625%, 09/30/2028		3,101	3,189,342
4.625%, 04/30/2029		642	663,219
4.875%, 04/30/2026		431	432,885

			38,804,598

Total Governments - Treasuries (cost $68,871,455)			64,619,959

INFLATION-LINKED SECURITIES – 18.7%
United States – 18.7%
U.S. Treasury Inflation Index
0.125%, 07/15/2030 (TIPS)(c)		24,842	23,480,003
0.125%, 07/15/2031 (TIPS)		5,245	4,867,876
0.25%, 07/15/2029 (TIPS)		5,056	4,875,902
1.375%, 07/15/2033 (TIPS)		6,238	6,091,927
1.625%, 04/15/2030 (TIPS)		2,158	2,171,364
1.75%, 01/15/2034 (TIPS)		5,392	5,371,802
1.875%, 07/15/2034 (TIPS)		6,744	6,784,439
1.875%, 07/15/2035 (TIPS)		1,186	1,185,580
2.125%, 01/15/2035 (TIPS)		731	745,168

Total Inflation-Linked Securities (cost $55,021,887)			55,574,061

CORPORATES - INVESTMENT GRADE – 16.7%
Industrial – 8.3%
Basic – 0.4%
Alpek SAB de CV 4.25%, 09/18/2029(a)		200	186,813
Amcor UK Finance PLC 3.20%, 11/17/2029	EUR	140	164,538
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)	U.S.$	200	194,304
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(a)	EUR	200	237,026
Glencore Funding LLC 4.907%, 04/01/2028(a)	U.S.$	148	150,524

	Principal Amount (000)		U.S. $ Value

5.186%, 04/01/2030(a)	U.S.$	65	$66,680
5.338%, 04/04/2027(a)		146	148,276
Smurfit Kappa Treasury ULC 3.489%, 11/24/2031	EUR	140	164,475

			1,312,636

Capital Goods – 0.6%
Boeing Co. (The) 3.25%, 02/01/2028	U.S.$	77	75,700
Entegris, Inc. 4.75%, 04/15/2029(a)		429	430,193
General Electric Co. 4.90%, 01/29/2036		81	82,212
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	230	154,060
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	118	137,882
Regal Rexnord Corp. 6.05%, 02/15/2026	U.S.$	489	489,821
Republic Services, Inc. 4.75%, 07/15/2030		295	301,968
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		194	198,435

			1,870,271

Communications – Media – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		98	91,701
Grupo Televisa SAB 8.50%, 03/11/2032		4	4,233
Meta Platforms, Inc.
5.50%, 11/15/2045		181	175,919
5.75%, 11/15/2065		287	274,165
Tencent Holdings Ltd. Series G 3.10%, 09/23/2055(a)	CNH	1,000	144,472

			690,490

Communications – Telecommunications – 0.2%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	136	108,740
TELUS Corp.
4.95%, 02/18/2031		10	7,640
6.625%, 06/09/2056	U.S.$	61	60,979
7.00%, 10/15/2055		146	151,852
Series CAG 5.25%, 11/15/2032	CAD	154	119,091
Verizon Communications, Inc. 4.50%, 08/17/2027(a)	AUD	50	33,288

			481,590

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.9%
BMW US Capital LLC 4.65%, 03/19/2027(a)	U.S.$	195	$196,605
Ford Credit Canada Co./Canada 6.382%, 11/10/2028	CAD	210	160,923
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	715	630,644
General Motors Financial Co., Inc. 2.40%, 04/10/2028		38	36,584
4.90%, 10/06/2029		73	74,161
5.00%, 07/15/2027		8	8,103
5.55%, 07/15/2029		134	138,910
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	200	151,485
Honda Motor Co., Ltd. 4.436%, 07/08/2028	U.S.$	299	301,610
Hyundai Capital America 2.10%, 09/15/2028(a)		211	199,372
4.30%, 09/24/2027(a)		10	10,024
5.25%, 01/08/2027(a)		258	260,748
5.275%, 06/24/2027(a)		70	71,158
6.10%, 09/21/2028(a)		87	91,014
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		60	61,461
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	220	145,653

			2,538,455

Consumer Cyclical - Entertainment – 0.0%
Polaris, Inc. 5.60%, 03/01/2031	U.S.$	55	55,586

Consumer Cyclical - Other – 0.4%
DR Horton, Inc. 4.85%, 10/15/2030		148	151,132
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	138	161,600
5.875%, 06/04/2031(a)	U.S.$	200	202,878
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		59	60,271
Las Vegas Sands Corp. 5.625%, 06/15/2028		54	55,373
6.00%, 06/14/2030		46	48,222
Sekisui House US, Inc. 6.00%, 01/15/2043		642	600,341

			1,279,817

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.85%, 02/08/2027		272	274,391

Consumer Cyclical - Retailers – 0.3%
AutoNation, Inc. 4.45%, 01/15/2029		119	119,337

	Principal Amount (000)		U.S. $ Value

Ross Stores, Inc. 4.70%, 04/15/2027	U.S.$	658	$660,145

			779,482

Consumer Non-Cyclical – 1.6%
Altria Group, Inc. 3.40%, 05/06/2030		595	572,896
BAT Capital Corp. 4.625%, 03/22/2033		55	54,621
5.35%, 08/15/2032		117	121,565
7.75%, 10/19/2032		26	30,378
BAT International Finance PLC Series E 4.125%, 04/12/2032(a)	EUR	100	120,685
Baxter International, Inc. 5.65%, 12/15/2035	U.S.$	186	188,665
BMS Ireland Capital Funding DAC 3.363%, 11/10/2033	EUR	140	162,680
Cargill, Inc. 4.125%, 10/23/2030(a)	U.S.$	105	104,560
5.125%, 10/11/2032(a)		305	316,688
CommonSpirit Health 4.352%, 09/01/2030		150	149,460
Eli Lilly & Co. 4.00%, 10/15/2028		103	103,664
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		495	517,433
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	110	90,836
Mondelez International, Inc. 4.50%, 05/06/2030	U.S.$	122	123,169
Nestle Finance International Ltd. Series E 2.80%, 05/29/2035(a)	CNH	1,000	143,543
Novartis Capital Corp. 3.90%, 11/05/2028	U.S.$	309	309,973
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		810	693,595
Philip Morris International, Inc. 0.80%, 08/01/2031	EUR	210	214,889
4.375%, 04/30/2030	U.S.$	101	101,636
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		284	285,670
Sutter Health Series 2025 5.213%, 08/15/2032		39	40,431
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		200	182,768

			4,629,805

Energy – 1.5%
BP Capital Markets PLC 3.625%, 03/22/2029(a) (d)	EUR	195	229,159

	Principal Amount (000)		U.S. $ Value

Cenovus Energy, Inc. 4.65%, 03/20/2031	U.S.$	147	$146,591
5.40%, 03/20/2036		141	140,832
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		694	605,335
5.75%, 01/15/2031(a)		223	228,805
Eni SpA 5.75%, 05/19/2035(a)		200	209,486
Kinder Morgan, Inc. 5.85%, 06/01/2035		45	47,632
MPLX LP 5.40%, 09/15/2035		229	230,727
Occidental Petroleum Corp. 5.20%, 08/01/2029		187	191,512
ONEOK, Inc. 4.40%, 10/15/2029		46	46,155
5.40%, 10/15/2035		455	459,987
6.05%, 09/01/2033		87	92,591
Ovintiv, Inc. 7.375%, 11/01/2031		17	18,971
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		320	324,086
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)		400	324,000
Targa Resources Corp. 4.35%, 01/15/2029		109	109,273
4.90%, 09/15/2030		58	59,133
5.65%, 02/15/2036		61	62,725
TotalEnergies SE 2.00%, 01/17/2027(a) (d)	EUR	166	192,438
Var Energi ASA 5.875%, 05/22/2030(a)	U.S.$	200	208,136
Williams Cos., Inc. (The) 4.625%, 06/30/2030		68	68,736
4.80%, 11/15/2029		127	129,385
Wintershall Dea Finance BV 1.823%, 09/25/2031(a)	EUR	200	208,290
Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	46	47,242
6.00%, 05/19/2035		111	115,676

			4,496,903

Services – 0.5%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(a)	CNH	1,500	216,197
Amazon.com, Inc. 3.90%, 11/20/2028	U.S.$	308	308,927
Global Payments, Inc. 4.50%, 11/15/2028		126	126,257
4.875%, 11/15/2030		181	181,168
5.20%, 11/15/2032		85	84,984
Mastercard, Inc. 4.55%, 01/15/2035		306	306,190
Moody’s Corp. 5.00%, 08/05/2034		145	147,830

	Principal Amount (000)		U.S. $ Value

S&P Global, Inc. 4.25%, 05/01/2029	U.S.$	125	$125,688

			1,497,241

Technology – 0.9%
Alphabet, Inc.
2.50%, 05/06/2029	EUR	122	142,702
4.70%, 11/15/2035	U.S.$	42	42,027
5.45%, 11/15/2055		77	75,599
5.70%, 11/15/2075		158	155,696
Applied Materials, Inc. 4.00%, 01/15/2031		308	306,294
Baidu, Inc. 2.70%, 03/12/2030(a)	CNH	1,400	202,673
Broadcom, Inc. 4.90%, 07/15/2032	U.S.$	88	89,815
Cisco Systems, Inc. 4.75%, 02/24/2030		235	241,603
Dell International LLC/EMC Corp. 5.50%, 04/01/2035		157	161,710
DXC Capital Funding DAC 4.25%, 12/09/2030(a)	EUR	139	163,283
Fiserv, Inc.
4.50%, 05/24/2031		100	121,393
4.55%, 02/15/2031	U.S.$	126	124,945
International Business Machines Corp. 5.00%, 02/10/2032		235	241,197
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		204	211,269
Oracle Corp.
5.20%, 09/26/2035		250	239,988
5.375%, 09/27/2054		67	54,270
5.95%, 09/26/2055		190	168,673

			2,743,137

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		183	184,510
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		563	566,406
Southwest Airlines Co. 4.375%, 11/15/2028		117	117,234
United Airlines, Inc. 4.375%, 04/15/2026(a)		60	59,966

			928,116

Transportation – Railroads – 0.1%
Guangzhou Metro Investment Finance BVI Ltd. Series E 2.15%, 08/19/2028(a)	CNH	1,000	142,373
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	323	312,647

			455,020

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.3%
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	691	$531,704
FedEx Corp. 3.50%, 07/30/2032	EUR	101	117,993
Heathrow Funding Ltd. 6.45%, 12/10/2033(a)	GBP	71	102,894

			752,591

			24,785,531

Financial Institutions – 6.7%
Banking – 5.3%
ABN AMRO Bank NV 4.75%, 09/22/2027(a) (d)	EUR	200	237,085
Series E 5.50%, 09/21/2033(a)		100	124,056
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	236	243,585
Ally Financial, Inc. 5.543%, 01/17/2031		54	55,254
6.848%, 01/03/2030		23	24,398
6.992%, 06/13/2029		315	332,372
American Express Co. 3.433%, 05/20/2032	EUR	105	124,018
Australia & New Zealand Banking Group Ltd. 5.731%, 09/18/2034(a)	U.S.$	203	209,855
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		400	465,396
Banco Santander SA 4.175%, 03/24/2028		600	600,330
6.35%, 03/14/2034		200	215,564
Series E 5.75%, 08/23/2033(a)	EUR	100	124,280
Bank of America Corp. 5.744%, 02/12/2036	U.S.$	236	246,091
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		800	830,376
Bank of Nova Scotia (The) 4.588%, 05/04/2037		171	166,682
Banque Federative du Credit Mutuel SA 5.126%, 05/24/2027(a)	AUD	200	133,885
Barclays PLC 5.674%, 03/12/2028	U.S.$	270	274,844
Series E 8.407%, 11/14/2032(a)	GBP	100	143,209
BPCE SA 5.716%, 01/18/2030(a)	U.S.$	250	258,798
CaixaBank SA 4.885%, 07/03/2031(a)		238	241,344
6.037%, 06/15/2035(a)		272	289,830
Capital One Financial Corp. 5.468%, 02/01/2029		162	166,369

	Principal Amount (000)		U.S. $ Value

Capital One NA 5.974%, 08/09/2028	U.S.$	300	$311,289
Citigroup, Inc. 4.503%, 09/11/2031		64	64,173
4.643%, 05/07/2028		196	197,584
5.592%, 11/19/2034		133	136,358
6.625%, 02/15/2031(d)		70	70,963
Series Y 4.15%, 11/15/2026(d)		204	201,729
Commonwealth Bank of Australia 3.61%, 09/12/2034(a)		202	194,843
Cooperatieve Rabobank UA Series G 4.233%, 04/25/2029(a)	EUR	200	242,573
Credit Agricole SA 6.064%, 01/16/2035(a)	AUD	200	134,135
Danske Bank A/S 4.613%, 10/02/2030(a)	U.S.$	280	282,089
Series E 4.625%, 05/14/2034(a)	EUR	100	121,961
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	U.S.$	200	189,104
5.373%, 01/10/2029		232	236,751
Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028		103	104,175
HSBC Holdings PLC 4.899%, 03/03/2029		286	290,150
5.733%, 05/17/2032		200	210,808
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		200	190,852
JPMorgan Chase & Co. 2.963%, 01/25/2033		63	57,781
4.255%, 10/22/2031		146	145,514
Series E 4.457%, 11/13/2031(a)	EUR	300	372,148
KBC Group NV Series E 4.375%, 04/19/2030(a)		100	122,556
4.875%, 04/25/2033(a)		100	122,112
Lloyds Banking Group PLC 4.425%, 11/04/2031	U.S.$	245	244,267
5.087%, 11/26/2028		233	237,390
Macquarie Group Ltd. 1.935%, 04/14/2028(a)		88	85,564
Morgan Stanley 3.521%, 05/22/2031	EUR	270	320,648
Series I 4.133%, 10/18/2029	U.S.$	179	178,846
National Australia Bank Ltd. 3.933%, 08/02/2034(a)		250	243,620
Nationwide Building Society 2.972%, 02/16/2028(a)		775	765,452
5.537%, 07/14/2036(a)		200	206,404
NatWest Group PLC
3.032%, 11/28/2035		468	430,845

	Principal Amount (000)		U.S. $ Value

Series E 0.78%, 02/26/2030(a)	EUR	150	$164,443
1.043%, 09/14/2032(a)		140	159,809
Royal Bank of Canada/Toronto 5.70%, 10/04/2028	AUD	120	81,616
Santander Holdings USA, Inc. 5.473%, 03/20/2029	U.S.$	29	29,639
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	435,332
6.534%, 01/10/2029		229	239,287
Societe Generale SA 5.249%, 05/22/2029(a)		232	236,545
5.512%, 05/22/2031(a)		235	242,485
5.519%, 01/19/2028(a)		203	205,481
Standard Chartered PLC 2.608%, 01/12/2028(a)		255	251,009
5.61% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (d) (e)		300	290,175
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	292	346,899
Synchrony Financial 5.935%, 08/02/2030	U.S.$	78	81,154
UBS Group AG 4.398%, 09/23/2031(a)		203	202,058
UniCredit SpA 5.861%, 06/19/2032(a)		200	203,298
Wells Fargo & Co. Series E 3.90%, 07/22/2032(a)	EUR	200	240,420

			15,629,955

Brokerage – 0.3%
Charles Schwab Corp. (The) 4.334% (SOFR + 0.52%), 05/13/2026(e)	U.S.$	421	421,290
4.914%, 11/14/2036		309	307,650

			728,940

Finance – 0.2%
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		71	69,846
4.75%, 04/14/2027(a)		94	94,494
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	231,881
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	1,000	147,750
3.10%, 08/28/2054(a)		1,000	152,401

			696,372

	Principal Amount (000)		U.S. $ Value

Insurance – 0.3%
Athene Global Funding
2.717%, 01/07/2029(a)	U.S.$	19	$17,965
5.033%, 07/17/2030(a)		16	16,143
5.38%, 01/07/2030(a)		38	38,858
5.526%, 07/11/2031(a)		266	272,546
5.583%, 01/09/2029(a)		2	2,055
Chubb INA Holdings LLC 2.75%, 08/06/2035(a)	CNH	1,000	139,978
New York Life Global Funding 5.35%, 09/19/2028(a)	AUD	200	135,121
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	200	201,490
UnitedHealth Group, Inc. 4.40%, 06/15/2028		55	55,615

			879,771

REITs – 0.6%
American Assets Trust LP 3.375%, 02/01/2031		178	162,306
American Tower Corp. 5.20%, 02/15/2029		121	124,521
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	100	100,555
Digital Intrepid Holding BV 1.375%, 07/18/2032(a)		100	101,134
EPR Properties 4.50%, 06/01/2027	U.S.$	165	165,201
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		163	157,975
4.00%, 01/15/2031		72	68,870
5.25%, 02/15/2033		226	226,459
Highwoods Realty LP 5.35%, 01/15/2033		58	58,024
Kilroy Realty LP 3.05%, 02/15/2030		176	163,525
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		53	53,940
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	1,000	146,168
Trust 2401 4.869%, 01/15/2030(a)	U.S.$	200	197,000
Westfield America Management Ltd. 2.625%, 03/30/2029(a)	GBP	100	126,675

			1,852,353

			19,787,391

Utility – 1.7%
Electric – 1.4%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	472	441,275
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	112,875

	Principal Amount (000)			U.S. $ Value

American Electric Power Co., Inc. 6.95%, 12/15/2054	U.S.$		149	$160,018
Series D 6.05%, 03/15/2056			85	83,576
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033			5	5,096
5.05%, 03/01/2035			110	111,231
Series AQ 4.95%, 08/15/2035			61	61,487
DTE Electric Co. 5.25%, 05/15/2035			68	69,958
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043			542	433,221
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)		EUR	100	119,653
3.50%, 07/21/2031(a)			105	124,650
Electricite de France SA 9.125%, 03/15/2033(a) (d)		U.S.$	200	232,124
Series MPLE 5.993%, 05/23/2030(a)		CAD	77	60,424
Enel Finance International NV Series E 4.00%, 02/20/2031(a)		EUR	165	201,019
Florida Power & Light Co. 5.30%, 06/15/2034		U.S.$	81	84,886
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)			402	397,248
National Grid PLC Series E 0.553%, 09/18/2029(a)		EUR	113	121,636
National Rural Utilities Cooperative Finance Corp. 3.95%, 12/10/2027		U.S.$	205	205,758
NextEra Energy Capital Holdings, Inc. 3.996%, 05/15/2056		EUR	141	165,112
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		U.S.$	90	90,536
5.29%, 01/17/2034(a)			206	209,632
NRG Energy, Inc. 4.734%, 10/15/2030(a)			24	23,993
Public Service Co. of Colorado 5.15%, 09/15/2035			302	306,101
Public Service Co. of Oklahoma 5.45%, 01/15/2036			90	92,339
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035			259	257,987
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)			4	4,028

				4,175,863

	Principal Amount (000)		U.S. $ Value

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033 (a)	EUR	209	$246,978
National Grid North America, Inc. Series E 3.631%, 09/03/2031 (a)		100	119,304

			366,282

Other Utility – 0.2%
Anglian Water Services Financing PLC Series A5 6.293%, 07/30/2030 (a)	GBP	70	99,209
Suez SACA Series E 4.50%, 11/13/2033 (a)	EUR	200	245,365
Veolia Environnement SA Series E 1.625%, 09/21/2032 (a)		100	105,217

			449,791

			4,991,936

Total Corporates - Investment Grade (cost $49,138,925)			49,564,858

	Shares

INVESTMENT COMPANIES – 12.1%
Funds and Investment Trusts – 12.1%(f)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z(g)		1,140,374	11,369,529
iShares Core MSCI EAFE ETF		171,623	15,353,394
iShares Core MSCI Emerging Markets ETF		138,734	9,325,699

Total Investment Companies (cost $29,375,895)			36,048,622

	Principal Amount (000)

MORTGAGE PASS-THROUGHS – 9.3%
Agency Fixed Rate 30-Year – 9.0%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 11/01/2049	U.S.$	161	151,161
Series 2022 3.00%, 05/01/2052		568	503,719
Federal Home Loan Mortgage Corp. Gold Series 2018 4.50%, 03/01/2048		103	102,751
4.50%, 11/01/2048		280	278,803
5.00%, 11/01/2048		120	122,808

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Series 2007 5.50%, 08/01/2037	U.S.$	83	$86,125
Series 2010 4.00%, 12/01/2040		153	150,012
Series 2012 3.50%, 02/01/2042		89	85,778
3.50%, 11/01/2042		153	146,854
3.50%, 01/01/2043		166	158,972
Series 2013 3.50%, 03/01/2043		4	4,296
3.50%, 04/01/2043		50	47,832
4.00%, 10/01/2043		423	412,067
Series 2014 5.50%, 09/01/2041		231	239,438
Series 2015 3.00%, 05/01/2045		62	56,314
3.00%, 08/01/2045		441	401,614
Series 2018 4.50%, 09/01/2048		398	395,873
Series 2019 3.50%, 11/01/2049		373	349,776
Series 2021 2.00%, 07/01/2051		1,900	1,545,240
2.00%, 12/01/2051		353	286,556
2.50%, 01/01/2052		574	492,886
Series 2022 2.50%, 03/01/2052		683	586,872
2.50%, 05/01/2052		735	630,275
3.00%, 03/01/2052		470	420,662
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		50	45,476
3.00%, 05/20/2046		132	120,763
Series 2022 5.00%, 11/20/2052		1,314	1,320,989
Series 2026 2.50%, 01/01/2056, TBA		1,024	883,117
3.00%, 01/01/2056, TBA		1,343	1,206,866
4.00%, 01/01/2056, TBA		668	630,021
4.50%, 01/01/2056, TBA		1,530	1,490,651
5.00%, 01/01/2056, TBA		3,010	3,002,364
5.50%, 01/01/2056, TBA		3,372	3,404,199
6.00%, 01/01/2056, TBA		1,246	1,269,711
Uniform Mortgage-Backed Security Series 2026 2.00%, 01/01/2056, TBA		46	37,396
2.50%, 01/01/2056, TBA		640	540,875
5.00%, 01/01/2056, TBA		250	249,375
5.50%, 01/01/2056, TBA		2,637	2,673,916
6.00%, 01/01/2056, TBA		1,465	1,503,602
6.50%, 01/01/2056, TBA		770	800,481

			26,836,486

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		7	7,102
2.50%, 06/01/2028		2	2,415

Principal Amount (000)		U.S. $ Value

Series 2014 2.50%, 09/01/2029 U.S.$ 33		$32,579
Series 2016 2.50%, 11/01/2031 10		9,340
2.50%, 12/01/2031	642	621,790
2.50%, 01/01/2032	17	16,684
Series 2017 2.50%, 02/01/2032 58		56,233

		746,143

Total Mortgage Pass-Throughs (cost $28,150,235)		27,582,629

Shares

COMMON STOCKS – 7.6%
Information Technology – 2.0%
Communications Equipment – 0.2%
Arista Networks, Inc.(h)	700	91,721
Cisco Systems, Inc.	3,630	279,619
F5, Inc.(h)	157	40,076
Motorola Solutions, Inc.	265	101,580
Nokia Oyj	1,101	7,098

		520,094

Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp. - Class A	1,196	161,627
CDW Corp./DE	112	15,254
Celestica, Inc.(h)	66	19,523
Corning, Inc.	146	12,784
Halma PLC	606	28,764
Jabil, Inc.	60	13,681
Keyence Corp.	146	52,812
Kyocera Corp.	2,839	39,799
Shimadzu Corp.	765	20,366
TE Connectivity PLC	66	15,016
Teledyne Technologies, Inc.(h)	104	53,116
Yokogawa Electric Corp.	721	23,123

		455,865

IT Services – 0.2%
Accenture PLC - Class A	534	143,272
CGI, Inc.	526	48,586
Cognizant Technology Solutions Corp. - Class A	650	53,950
Fujitsu Ltd.	995	27,345
Gartner, Inc.(h)	83	20,939
GoDaddy, Inc. - Class A(h)	306	37,968
International Business Machines Corp.	279	82,643
NEC Corp.	640	21,655
Nomura Research Institute Ltd.	968	36,837
Obic Co., Ltd.	926	29,066
Otsuka Corp.	504	10,385
TIS, Inc.	470	15,790
VeriSign, Inc.	186	45,189

		573,625

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 0.6%
Advantest Corp.	487	$61,580
Applied Materials, Inc.	478	122,841
ASM International NV	21	12,713
ASML Holding NV	296	318,946
BE Semiconductor Industries NV	45	7,035
Disco Corp.	51	15,538
First Solar, Inc.(h)	69	18,025
KLA Corp.	88	106,927
Lam Research Corp.	942	161,252
Lasertec Corp.	54	10,289
Monolithic Power Systems, Inc.	34	30,816
Nova Ltd.(h)	21	7,020
NVIDIA Corp.	3,762	701,613
Qnity Electronics, Inc.	57	4,654
QUALCOMM, Inc.	643	109,985
Teradyne, Inc.	76	14,711
Texas Instruments, Inc.	499	86,572
Tokyo Electron Ltd.	253	56,350

		1,846,867

Software – 0.6%
Adobe, Inc.(h)	367	128,446
Autodesk, Inc.(h)	224	66,306
Bentley Systems, Inc. - Class B	355	13,549
Cadence Design Systems, Inc.(h)	138	43,136
Check Point Software Technologies Ltd.(h)	174	32,288
Constellation Software, Inc./Canada	34	81,780
Crowdstrike Holdings, Inc. - Class A(h)	17	7,969
Dassault Systemes SE	665	18,579
Descartes Systems Group, Inc. (The)(h)	190	16,668
Fair Isaac Corp.(h)	5	8,453
Fortinet, Inc.(h)	613	48,678
Gen Digital, Inc.	621	16,885
Intuit, Inc.	222	147,057
Microsoft Corp.	1,580	764,120
Nemetschek SE	61	6,600
Oracle Corp.	22	4,288
Oracle Corp. Japan	165	13,868
Palantir Technologies, Inc. - Class A(h)	27	4,799
Palo Alto Networks, Inc.(h)	149	27,446
PTC, Inc.(h)	109	18,989
Roper Technologies, Inc.	217	96,593
Sage Group PLC (The)	1,618	23,533
Salesforce, Inc.	207	54,836
SAP SE	290	70,461
ServiceNow, Inc.(h)	305	46,723
Tyler Technologies, Inc.(h)	75	34,046
Workday, Inc. - Class A(h)	81	17,397
Xero Ltd.(h)	163	12,348
Zoom Communications, Inc.(h)	56	4,832
Zscaler, Inc.(h)	19	4,274

		1,834,947

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	2,505	$681,009
Canon, Inc.	1,917	56,721
FUJIFILM Holdings Corp.	2,043	43,349
Logitech International SA (REG)	91	9,238
NetApp, Inc.	94	10,067

		800,384

		6,031,782

Health Care – 1.3%
Biotechnology – 0.1%
AbbVie, Inc.	215	49,125
Amgen, Inc.	73	23,894
Argenx SE(h)	55	46,395
Genmab A/S(h)	32	9,919
Gilead Sciences, Inc.	402	49,342
Incyte Corp.(h)	355	35,063
Neurocrine Biosciences, Inc.(h)	71	10,070
Regeneron Pharmaceuticals, Inc.	15	11,578
Swedish Orphan Biovitrum AB(h)	190	6,819
United Therapeutics Corp.(h)	49	23,875
Vertex Pharmaceuticals, Inc.(h)	250	113,340

		379,420

Health Care Equipment & Supplies – 0.2%
Abbott Laboratories	1,480	185,429
Becton Dickinson & Co.	48	9,315
Boston Scientific Corp.(h)	253	24,124
Cochlear Ltd.	37	6,424
Coloplast A/S - Class B	76	6,516
Dexcom, Inc.(h)	167	11,084
Edwards Lifesciences Corp.(h)	277	23,614
Fisher & Paykel Healthcare Corp., Ltd.	311	6,757
GE HealthCare Technologies, Inc.	202	16,568
Hologic, Inc.(h)	359	26,742
Hoya Corp.	184	27,907
IDEXX Laboratories, Inc.(h)	59	39,915
Intuitive Surgical, Inc.(h)	166	94,016
ResMed, Inc.	77	18,547
Sonova Holding AG (REG)	27	6,984
Straumann Holding AG (REG)(h)	59	6,892

		510,834

Health Care Providers & Services – 0.2%
Cardinal Health, Inc.	129	26,510
Cencora, Inc.	377	127,332
Cigna Group (The)	65	17,890
Elevance Health, Inc.	139	48,726
HCA Healthcare, Inc.	48	22,409
Humana, Inc.	19	4,866
McKesson Corp.	147	120,583
Quest Diagnostics, Inc.	147	25,509
UnitedHealth Group, Inc.	516	170,337

		564,162

Company	Shares	U.S. $ Value

Health Care Technology – 0.0%
Pro Medicus Ltd.	42	$6,168
Veeva Systems, Inc. - Class A(h)	71	15,850

		22,018

Life Sciences Tools & Services – 0.0%
Agilent Technologies, Inc.	131	17,825
Waters Corp.(h)	31	11,775
West Pharmaceutical Services, Inc.	33	9,079

		38,679

Pharmaceuticals – 0.8%
Astellas Pharma, Inc.	1,426	18,979
AstraZeneca PLC	869	160,816
Bristol-Myers Squibb Co.	456	24,597
Chugai Pharmaceutical Co., Ltd.	342	17,942
Daiichi Sankyo Co., Ltd.	862	18,304
Eli Lilly & Co.	484	520,145
GSK PLC	2,531	62,053
Johnson & Johnson	1,926	398,586
Merck & Co., Inc.	2,145	225,783
Novartis AG (REG)	1,983	273,249
Novo Nordisk A/S - Class B	2,337	118,529
Orion Oyj - Class B	95	7,088
Otsuka Holdings Co., Ltd.	494	27,940
Roche Holding AG (BR)	22	9,290
Roche Holding AG (Genusschein)	479	197,813
Sanofi SA	364	35,219
Shionogi & Co., Ltd.	753	13,629
Takeda Pharmaceutical Co., Ltd.	1,621	50,357
Zoetis, Inc.	293	36,865

		2,217,184

		3,732,297

Communication Services – 1.0%
Diversified Telecommunication Services – 0.2%
Altice France SA/LuxCo3(h) (i) (j)	895	15,777
AT&T, Inc.	4,748	117,940
Deutsche Telekom AG (REG)	3,348	108,981
Elisa Oyj	315	13,959
HKT Trust & HKT Ltd. - Class H	8,380	12,409
Infrastrutture Wireless Italiane SpA	618	5,719
Koninklijke KPN NV	8,599	40,181
NTT, Inc.	66,073	66,700
Orange SA	4,117	68,699
Singapore Telecommunications Ltd.	16,432	58,136
Swisscom AG (REG)	64	46,487
Telia Co. AB	2,670	11,411
Telstra Group Ltd.	5,397	17,511
TELUS Corp.	810	10,676
Verizon Communications, Inc.	2,187	89,077

		683,663

Entertainment – 0.2%
Capcom Co., Ltd.	286	6,644
CTS Eventim AG & Co. KGaA	76	6,957

Company	Shares	U.S. $ Value

Electronic Arts, Inc.	332	$67,838
Liberty Media Corp.-Liberty Formula One - Class C(h)	293	28,863
Netflix, Inc.(h)	2,690	252,214
Nintendo Co., Ltd.	568	38,348
Toho Co., Ltd./Tokyo	108	5,502
Universal Music Group NV	788	20,543

		426,909

Interactive Media & Services – 0.5%
Alphabet, Inc. - Class A	1,281	400,953
Alphabet, Inc. - Class C	1,163	364,949
Meta Platforms, Inc. - Class A	1,111	733,360
REA Group Ltd.	54	6,583
Scout24 SE	166	16,673

		1,522,518

Media – 0.0%
Omnicom Group, Inc.	94	7,591
Publicis Groupe SA	105	10,904

		18,495

Wireless Telecommunication Services – 0.1%
KDDI Corp.	5,658	97,927
SoftBank Corp.	63,508	87,194
T-Mobile US, Inc.	496	100,708
Vodafone Group PLC	11,945	15,922

		301,751

		2,953,336

Financials – 0.9%
Banks – 0.1%
AIB Group PLC	1,459	15,597
Bank Hapoalim BM	1,016	22,979
Bank Leumi Le-Israel BM	803	17,696
BOC Hong Kong Holdings Ltd. - Class H	6,392	32,439
Canadian Imperial Bank of Commerce	57	5,168
DBS Group Holdings Ltd.	760	33,292
FinecoBank Banca Fineco SpA	314	8,136
First Citizens BancShares, Inc./NC - Class A	6	12,877
Hang Seng Bank Ltd. - Class H	707	13,947
Japan Post Bank Co., Ltd.	445	6,264
Mizrahi Tefahot Bank Ltd.	124	8,664
Nordea Bank Abp	394	7,413
Oversea-Chinese Banking Corp., Ltd.	689	10,585
UniCredit SpA	102	8,448

		203,505

Capital Markets – 0.1%
3i Group PLC	488	21,398
Ameriprise Financial, Inc.	53	25,988
Blackrock, Inc.	65	69,572
Brookfield Asset Management Ltd. - Class A	254	13,305
Cboe Global Markets, Inc.	281	70,531
CME Group, Inc.	451	123,159
Deutsche Boerse AG	21	5,519
Futu Holdings Ltd. (ADR)	40	6,568

Company	Shares	U.S. $ Value

Hong Kong Exchanges & Clearing Ltd. - Class H	691	$36,154
Japan Exchange Group, Inc.	610	6,511
Moody’s Corp.	95	48,531
Partners Group Holding AG	16	19,632
Singapore Exchange Ltd.	1,450	19,088
T. Rowe Price Group, Inc.	110	11,262

		477,218

Financial Services – 0.3%
Adyen NV(h)	13	20,963
Berkshire Hathaway, Inc. - Class B(h)	220	110,583
Infratil Ltd.	1,670	10,657
Jack Henry & Associates, Inc.	102	18,613
Mastercard, Inc. - Class A	462	263,747
PayPal Holdings, Inc.	439	25,629
Visa, Inc. - Class A	1,420	498,008
Wise PLC - Class A(h)	586	7,020

		955,220

Insurance – 0.4%
Admiral Group PLC	177	7,572
Allstate Corp. (The)	91	18,942
Aon PLC - Class A	97	34,229
Arch Capital Group Ltd.(h)	367	35,203
Arthur J Gallagher & Co.	149	38,560
Brown & Brown, Inc.	305	24,308
Chubb Ltd.	279	87,081
Erie Indemnity Co. - Class A	23	6,593
Fairfax Financial Holdings Ltd.	13	24,776
Great-West Lifeco, Inc.	149	7,348
Hannover Rueck SE	29	9,024
Hartford Insurance Group, Inc. (The)	129	17,776
Helvetia Baloise Holding AG	59	15,518
iA Financial Corp., Inc.	58	7,515
Intact Financial Corp.	261	54,334
Loews Corp.	238	25,064
Marsh & McLennan Cos., Inc.	594	110,199
Medibank Pvt. Ltd.	2,226	7,104
MS&AD Insurance Group Holdings, Inc.	621	14,579
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	62	40,801
Progressive Corp. (The)	626	142,553
Prudential PLC	1,174	18,060
Sampo Oyj - Class A	3,720	45,008
Swiss Re AG	258	42,980
Tokio Marine Holdings, Inc.	1,035	38,260
Travelers Cos., Inc. (The)	199	57,722
Tryg A/S	380	9,937
W R Berkley Corp.	693	48,593
Willis Towers Watson PLC	67	22,016
Zurich Insurance Group AG	131	99,128

		1,110,783

		2,746,726

Industrials – 0.8%
Aerospace & Defense – 0.1%
General Dynamics Corp.	163	54,875

Company	Shares	U.S. $ Value

Howmet Aerospace, Inc.	196	$40,184
Kongsberg Gruppen ASA	288	7,380
Lockheed Martin Corp.	194	93,832
MTU Aero Engines AG	26	10,778
Northrop Grumman Corp.	93	53,029
Rheinmetall AG	27	49,259
RTX Corp.	82	15,039

		324,376

Air Freight & Logistics – 0.0%
CH Robinson Worldwide, Inc.	59	9,485
Expeditors International of Washington, Inc.	83	12,368
SG Holdings Co., Ltd.	637	5,829

		27,682

Building Products – 0.0%
Allegion PLC	45	7,165
Carlisle Cos., Inc.	24	7,677
Geberit AG (REG)	23	17,862
Lennox International, Inc.	20	9,712
Trane Technologies PLC	132	51,374

		93,790

Commercial Services & Supplies – 0.1%
Brambles Ltd.	667	10,185
Cintas Corp.	226	42,504
Copart, Inc.(h)	442	17,304
Republic Services, Inc.	483	102,362
Rollins, Inc.	448	26,889
Secom Co., Ltd.	803	28,534
Veralto Corp.	126	12,572
Waste Connections, Inc.	360	63,130
Waste Management, Inc.	416	91,400

		394,880

Construction & Engineering – 0.0%
Comfort Systems USA, Inc.	22	20,533
EMCOR Group, Inc.	28	17,130

		37,663

Electrical Equipment – 0.1%
ABB Ltd. (REG)	847	62,439
Eaton Corp. PLC	189	60,198
Fujikura Ltd.	119	13,196
Hubbell, Inc.	26	11,547
Rockwell Automation, Inc.	51	19,843

		167,223

Ground Transportation – 0.1%
Canadian National Railway Co.	227	22,451
Central Japan Railway Co.	1,708	47,311
East Japan Railway Co.	1,846	48,655
Hankyu Hanshin Holdings, Inc.	410	10,312
MTR Corp., Ltd. - Class H	1,294	4,956
Old Dominion Freight Line, Inc.	104	16,307
Tokyu Corp.	435	5,084
Uber Technologies, Inc.(h)	1,057	86,367

Company	Shares	U.S. $ Value

Union Pacific Corp.	331	$76,567
West Japan Railway Co.	471	9,385

		327,395

Industrial Conglomerates – 0.1%
3M Co.	249	39,865
Honeywell International, Inc.	320	62,429
Lifco AB - Class B	187	7,087
Smiths Group PLC	212	6,706
Swire Pacific Ltd.- Class H	775	6,247

		122,334

Machinery – 0.2%
Alfa Laval AB	144	7,220
Atlas Copco AB - Class A	1,513	26,935
Atlas Copco AB - Class B	879	14,052
Caterpillar, Inc.	276	158,112
Cummins, Inc.	70	35,732
Daifuku Co., Ltd.	213	6,704
Epiroc AB - Class A	323	7,281
GEA Group AG	102	6,893
Graco, Inc.	84	6,885
Illinois Tool Works, Inc.	159	39,162
Kone Oyj - Class B	309	21,890
Metso Oyj	406	7,064
Parker-Hannifin Corp.	61	53,617
Pentair PLC	76	7,915
Sandvik AB	468	15,117
Schindler Holding AG	21	7,897
Schindler Holding AG (REG)	85	30,077
Snap-on, Inc.	25	8,615
Techtronic Industries Co., Ltd. - Class H	705	8,110
VAT Group AG(a)	15	7,202
Wartsila Oyj Abp	251	8,887
Yangzijiang Shipbuilding Holdings Ltd.	2,613	7,059

		492,426

Marine Transportation – 0.0%
Kuehne & Nagel International AG (REG)	34	7,292

Passenger Airlines – 0.0%
ANA Holdings, Inc.	240	4,558

Professional Services – 0.1%
Automatic Data Processing, Inc.	270	69,452
Broadridge Financial Solutions, Inc.	59	13,167
Bureau Veritas SA	221	7,031
Computershare Ltd.	290	6,573
Experian PLC	476	21,461
Intertek Group PLC	112	6,946
Leidos Holdings, Inc.	58	10,463
Paychex, Inc.	196	21,987
Recruit Holdings Co., Ltd.	799	44,897
RELX PLC	1,147	46,209
Thomson Reuters Corp.	255	33,651
Wolters Kluwer NV	129	13,361

		295,198

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.0%
Fastenal Co.	697	$27,971
Ferguson Enterprises, Inc.	103	22,931
Watsco, Inc.	20	6,739
WW Grainger, Inc.	31	31,280

		88,921

Transportation Infrastructure – 0.0%
Aena SME SA	995	27,801
Aeroports de Paris SA	51	6,655

		34,456

		2,418,194

Consumer Staples – 0.7%
Beverages – 0.2%
Carlsberg AS - Class B	54	7,068
Coca-Cola Co. (The)	3,168	221,475
Coca-Cola HBC AG(h)	137	7,088
Keurig Dr. Pepper, Inc.	950	26,609
Monster Beverage Corp.(h)	935	71,686
PepsiCo, Inc.	1,369	196,479

		530,405

Consumer Staples Distribution & Retail – 0.2%
Costco Wholesale Corp.	269	231,970
Dollar General Corp.	61	8,099
Koninklijke Ahold Delhaize NV	920	37,726
Kroger Co. (The)	1,079	67,416
Walmart, Inc.	2,427	270,392

		615,603

Food Products – 0.1%
Danone SA	254	22,911
General Mills, Inc.	1,034	48,081
Hershey Co. (The)	234	42,583
Hormel Foods Corp.	389	9,219
Magnum Ice Cream Co. NV (The)(h)	313	5,009
Mondelez International, Inc. - Class A	974	52,430
Nestle SA (REG)	1,536	152,462
Tyson Foods, Inc. - Class A	583	34,176

		366,871

Household Products – 0.1%
Church & Dwight Co., Inc.	649	54,419
Colgate-Palmolive Co.	759	59,976
Kimberly-Clark Corp.	179	18,059
Procter & Gamble Co. (The)	1,859	266,413
Reckitt Benckiser Group PLC	355	28,727

		427,594

Personal Care Products – 0.1%
Beiersdorf AG	64	7,028
Kao Corp.	113	4,510
L’Oreal SA	120	51,518

Company	Shares	U.S. $ Value

Unilever PLC	1,397	$91,276

		154,332

Tobacco – 0.0%
Imperial Brands PLC	369	15,494
Philip Morris International, Inc.	135	21,654

		37,148

		2,131,953

Consumer Discretionary – 0.4%
Automobile Components – 0.0%
Bridgestone Corp.	384	8,640
Continental AG	89	7,063

		15,703

Automobiles – 0.0%
Ferrari NV	136	50,540

Broadline Retail – 0.0%
Dollarama, Inc.	226	33,778
MercadoLibre, Inc.(h)	11	22,157
Next PLC	71	13,071
Pan Pacific International Holdings Corp.	1,858	11,068
Wesfarmers Ltd.	564	30,384

		110,458

Hotels, Restaurants & Leisure – 0.1%
Aristocrat Leisure Ltd.	254	9,833
Chipotle Mexican Grill, Inc.(h)	806	29,822
Compass Group PLC	1,649	52,249
Darden Restaurants, Inc.	56	10,305
Evolution AB(a)	100	6,790
McDonald’s Corp.	321	98,107
Oriental Land Co., Ltd./Japan	1,105	20,443
Yum! Brands, Inc.	319	48,258

		275,807

Household Durables – 0.0%
D.R. Horton, Inc.	118	16,995
Garmin Ltd.	83	16,837
NVR, Inc.(h)	2	14,586
PulteGroup, Inc.	98	11,491

		59,909

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	273	7,266

Specialty Retail – 0.2%
AutoZone, Inc.(h)	22	74,613
Best Buy Co., Inc.	122	8,165
Dick’s Sporting Goods, Inc.	32	6,335
Dynatrace, Inc.(h)	439	19,026
Fast Retailing Co., Ltd.	92	33,358
Industria de Diseno Textil SA	1,329	87,667
O’Reilly Automotive, Inc.(h)	690	62,935
Sanrio Co., Ltd.	199	6,227

Company	Shares	U.S. $ Value

TJX Cos., Inc. (The)	1,046	$160,676
Tractor Supply Co.	264	13,203
Ulta Beauty, Inc.(h)	26	15,730
Williams-Sonoma, Inc.	86	15,359

		503,294

Textiles, Apparel & Luxury Goods – 0.1%
Asics Corp.	351	8,426
Deckers Outdoor Corp.(h)	100	10,367
Hermes International SCA	17	42,208
Lululemon Athletica, Inc.(h)	71	14,755
Moncler SpA	112	7,159
NIKE, Inc. - Class B	528	33,639
Pandora A/S	59	6,525

		123,079

		1,146,056

Utilities – 0.2%
Electric Utilities – 0.1%
Alliant Energy Corp.	78	5,071
American Electric Power Co., Inc.	103	11,877
BKW AG	47	9,969
Chubu Electric Power Co., Inc.	1,508	23,233
CLP Holdings Ltd. - Class H	2,947	26,361
Duke Energy Corp.	1,056	123,774
FirstEnergy Corp.	355	15,893
Hydro One Ltd.(a)	389	15,486
Iberdrola SA	918	19,878
Oklo, Inc.(h)	84	6,028
PG&E Corp.	333	5,351
Power Assets Holdings Ltd. - Class H	3,063	21,705
PPL Corp.	215	7,529
Redeia Corp. SA	858	15,295
Southern Co. (The)	1,350	117,720
Verbund AG	62	4,502
Xcel Energy, Inc.	211	15,585

		445,257

Gas Utilities – 0.0%
Hong Kong & China Gas Co., Ltd. - Class H	17,744	15,996
Osaka Gas Co., Ltd.	480	16,678
Tokyo Gas Co., Ltd.	205	8,127

		40,801

Multi-Utilities – 0.1%
Ameren Corp.	201	20,072
CMS Energy Corp.	247	17,273
Consolidated Edison, Inc.	797	79,158
Dominion Energy, Inc.	110	6,445
E.ON SE	273	5,169
Engie SA	401	10,534
WEC Energy Group, Inc.	476	50,199

		188,850

Company	Shares	U.S. $ Value

Water Utilities – 0.0%
American Water Works Co., Inc.	90	$11,745

		686,653

Materials – 0.2%
Chemicals – 0.1%
Air Liquide SA	105	19,735
CF Industries Holdings, Inc.	77	5,955
Corteva, Inc.	83	5,564
EMS-Chemie Holding AG(h)	10	6,898
Givaudan SA (REG)	8	31,650
Linde PLC	237	101,054
Sherwin-Williams Co. (The)	124	40,180
Sika AG (REG)(h)	68	13,806

		224,842

Construction Materials – 0.0%
Holcim AG(h)	239	23,266

Containers & Packaging – 0.0%
Avery Dennison Corp.	39	7,093
Ball Corp.	181	9,588

		16,681

Metals & Mining – 0.1%
BHP Group Ltd.	2,336	70,499
Fortescue Ltd.	786	11,493
Franco-Nevada Corp.	64	13,266
Fresnillo PLC	188	8,383
Kinross Gold Corp.	552	15,548
Lundin Gold, Inc.	85	7,061
Newmont Corp.	178	17,773
Rio Tinto Ltd.	167	16,292
Rio Tinto PLC	515	41,484

		201,799

		466,588

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Coterra Energy, Inc.	298	7,843
Expand Energy Corp.	312	34,432
Chevron Corp.	214	32,616
Exxon Mobil Corp.	976	117,452
Imperial Oil Ltd.	64	5,529
Eni SpA	1,031	19,544
Texas Pacific Land Corp.	36	10,340
Williams Cos., Inc. (The)	553	33,241
Inpex Corp.	993	19,860
TotalEnergies SE	299	19,494
Galp Energia SGPS SA	317	5,459
Shell PLC	407	14,999

		320,809

Real Estate – 0.0%
Health Care REITs – 0.0%
Welltower, Inc.	182	33,781

Company	Shares		U.S. $ Value

Real Estate Management & Development – 0.0%
Wharf Holdings Ltd. (The) - Class H		2,232	$6,235

Specialized REITs – 0.0%
Public Storage		70	18,165

			58,181

Total Common Stocks (cost $22,678,296)			22,692,575

	Principal Amount (000)

ASSET-BACKED SECURITIES – 3.9%
Other ABS - Fixed Rate – 2.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)	U.S.$	1,091	1,035,655
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		119	119,082
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		37	37,358
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(a)		217	218,109
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		60	60,191
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		23	22,903
Series 2023-B, Class A 6.92%, 12/17/2036(a)		33	34,272
CCG Receivables Trust Series 2025-1, Class B 4.69%, 10/14/2032(a)		100	101,215
Clarus Capital Funding LLC Series 2024-1A, Class B 4.79%, 08/20/2032(a)		115	115,522
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		203	189,449
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		123	124,061
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,092,615
FIP Master Funding LLC Series 2025-1A, Class A1 4.98%, 10/15/2055(a) (i) (j)		120	120,180

		Principal Amount (000)	U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	U.S.$	297	$278,545
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		38	39,117
MVW LLC
Series 2021-2A, Class B
1.83%, 05/20/2039(a)		152	145,137
Series 2025-1A, Class A
4.97%, 09/22/2042(a)		103	104,787
Neighborly Issuer LLC
Series 2022-1A, Class A2
3.695%, 01/30/2052(a)		809	766,132
Series 2023-1A, Class A2
7.308%, 01/30/2053(a)		1,011	1,024,846
Nelnet Student Loan Trust
Series 2021-BA, Class B
2.68%, 04/20/2062(a)		140	125,769
Series 2021-CA, Class B
2.53%, 04/20/2062(a)		499	438,810
Series 2021-DA, Class B
2.90%, 04/20/2062(a)		457	412,593
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		122	122,665
Pagaya AI Debt Grantor Trust
Series 2024-5, Class A
6.278%, 10/15/2031(a)		29	29,405
Series 2024-9, Class B
5.306%, 03/15/2032(a)		295	296,018
Series 2025-8, Class A2
4.851%, 07/15/2033(a)		100	100,111
Pagaya AI Debt Trust
Series 2024-2, Class A
6.319%, 08/15/2031(a)		24	24,143
Series 2025-4, Class A2
5.373%, 01/17/2033(a)		156	157,723
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2
4.94%, 10/20/2028(a)		32	32,198
Series 2025-1A, Class B
5.20%, 07/20/2032(a)		51	51,927
SCF Equipment Leasing LLC
Series 2024-1A, Class A2
5.88%, 11/20/2029(a)		31	31,399
Series 2025-1A, Class A3
5.11%, 11/21/2033(a)		100	102,080
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		62	62,866

		Principal Amount (000)	U.S. $ Value

VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)	U.S.$	168	$169,054

			7,785,937

Autos – Fixed Rate – 1.3%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(a)		119	120,679
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	403,778
Carvana Auto Receivables Trust
Series 2021-N3, Class C
1.02%, 06/12/2028		40	38,570
Series 2021-N4, Class D
2.30%, 09/11/2028		32	31,396
Series 2021-P4, Class D
2.61%, 09/11/2028		596	576,297

CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		27	26,641

Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	817,425

Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		145	146,675

Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		140	141,830
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) 404			407,858
Series 2025-2A, Class A2
5.18%, 05/15/2030(a)		124	125,056

Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		45	45,522

OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		196	196,516

PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(a)		69	69,305

Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		199	199,558

Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		35	35,544

	Principal Amount (000)		U.S. $ Value

SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(a)	U.S.$	9	$9,293
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.038%, 07/25/2031(a)		48	48,346
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		40	39,753
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(h) (j) (k) (l)		17	16,408
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		53	53,157
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		54	54,138
Series 2024-2A, Class A1 4.87%, 06/21/2039(a)		130	131,226

			3,734,971

Credit Cards - Fixed Rate – 0.0%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		121	121,365

Total Asset-Backed Securities (cost $11,903,860)			11,642,273

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
Risk Share Floating Rate – 2.2%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 4.974% (CME Term SOFR + 1.10%), 01/25/2045(a) (e)		58	57,833
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.424% (CME Term SOFR + 1.55%), 10/25/2041(a) (e)		24	23,760
Series 2022-R02, Class 2M1 5.074% (CME Term SOFR + 1.20%), 01/25/2042(a) (e)		8	7,686
Series 2022-R04, Class 1M2 6.974% (CME Term SOFR + 3.10%), 03/25/2042(a) (e)		130	132,684
Series 2023-R01, Class 1M1 6.274% (CME Term SOFR + 2.40%), 12/25/2042(a) (e)		312	318,106
Series 2023-R02, Class 1M1 6.174% (CME Term SOFR + 2.30%), 01/25/2043(a) (e)		356	362,988

	Principal Amount (000)		U.S. $ Value

Series 2023-R03, Class 2M1 6.374% (CME Term SOFR + 2.50%), 04/25/2043(a) (e)	U.S.$	154	$155,267
Series 2024-R02, Class 1M2 5.674% (CME Term SOFR + 1.80%), 02/25/2044(a) (e)		150	150,640
Series 2024-R04, Class 1M1 4.974% (CME Term SOFR + 1.10%), 05/25/2044(a) (e)		37	37,071
Series 2024-R05, Class 2M1 4.874% (CME Term SOFR + 1.00%), 07/25/2044(a) (e)		17	16,865
Series 2024-R06, Class 1M1 4.924% (CME Term SOFR + 1.05%), 09/25/2044(a) (e)		5	4,942
Series 2025-R02, Class 1A1 4.874% (CME Term SOFR + 1.00%), 02/25/2045(a) (e)		73	73,464
Series 2025-R03, Class 2M1 5.474% (CME Term SOFR + 1.60%), 03/25/2045(a) (e)		192	192,714
Series 2025-R04, Class 1A1 4.874% (CME Term SOFR + 1.00%), 05/25/2045(a) (e)		83	83,173
Series 2025-R04, Class 1M1 5.074% (CME Term SOFR + 1.20%), 05/25/2045(a) (e)		130	130,608
Series 2025-R05, Class 2M1 5.074% (CME Term SOFR + 1.20%), 07/25/2045(a) (e)		312	312,438
Series 2025-R06, Class 1A1 4.774% (CME Term SOFR + 0.90%), 09/25/2045(a) (e)		195	195,615
Series 2025-R06, Class 1M1 4.824% (CME Term SOFR + 0.95%), 09/25/2045(a) (e)		264	264,233
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.524% (CME Term SOFR + 1.65%), 01/25/2034(a) (e)		97	97,632
Series 2021-DNA6, Class M2 5.374% (CME Term SOFR + 1.50%), 10/25/2041(a) (e)		269	269,882
Series 2021-HQA4, Class M2 6.224% (CME Term SOFR + 2.35%), 12/25/2041(a) (e)		415	418,352
Series 2022-DNA3, Class M1B 6.774% (CME Term SOFR + 2.90%), 04/25/2042(a) (e)		239	245,390
Series 2022-DNA4, Class M1B 7.224% (CME Term SOFR + 3.35%), 05/25/2042(a) (e)		878	906,098

	Principal Amount (000)			U.S. $ Value

Series 2022-DNA5, Class M1B 8.374% (CME Term SOFR + 4.50%), 06/25/2042(a) (e)	U.S.$	769		$809,420
Series 2022-DNA7, Class M1A
6.374% (CME Term SOFR + 2.50%), 03/25/2052(a) (e)		171		172,452
Series 2023-DNA2, Class M1A
5.965% (CME Term SOFR + 2.10%), 04/25/2043(a) (e)		139		141,259
Series 2024-DNA3, Class M1
4.874% (CME Term SOFR + 1.00%), 10/25/2044(a) (e)		0	***	492
Series 2024-HQA2, Class M1
5.074% (CME Term SOFR + 1.20%), 08/25/2044(a) (e)		325		325,449
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2
Series 2025-DNA2, Class A1
4.974% (CME Term SOFR + 1.10%), 05/25/2045(a) (e)		69		68,972
Series 2025-DNA2, Class M1
5.074% (CME Term SOFR + 1.20%), 05/25/2045(a) (e)		38		38,364
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.974% (CME Term SOFR + 1.10%), 10/25/2045(a) (e)		282		282,185
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.824% (CME Term SOFR + 0.95%), 02/25/2045(a) (e)		130		130,033
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 2M2
10.939% (CME Term SOFR + 7.06%), 08/25/2028(e)		10		10,506
Series 2016-C02, Class 1M2
9.989% (CME Term SOFR + 6.11%), 09/25/2028(e)		10		10,464

				6,447,037

Non-Agency Fixed Rate – 0.6%
Angel Oak Mortgage Trust
Series 2025-4, Class A1
5.855%, 04/25/2070(a)		55		55,379
Series 2025-6, Class A1
5.515%, 04/25/2070(a)		65		65,770
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(a)		110		110,978

		Principal Amount (000)	U.S. $ Value

Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(a)	U.S.$	173	$174,950
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		199	199,594
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(a)		82	82,838
JP Morgan Mortgage Trust
Series 2025-CES7, Class A1A
5.055%, 04/25/2056(a)		162	162,335
Series 2025-HE3, Class A1
5.268% (CME Term SOFR + 1.35%), 03/20/2056(a) (e)		367	366,622
OBX Trust
Series 2025-NQM10, Class A1
5.453%, 05/25/2065(a)		136	137,156
Series 2025-NQM8, Class A1
5.472%, 03/25/2065(a)		119	120,203
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		169	169,234
Verus Securitization Trust
Series 2025-5, Class A1
5.427%, 06/25/2070(a)		91	91,443
Series 2025-6, Class A1
5.417%, 07/25/2070(a)		94	95,191

			1,831,693

Non-Agency Floating Rate – 0.3%
Angel Oak Mortgage Trust Series 2025-10, Class A1 4.96%, 09/25/2070(a)		194	194,535
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(a)		165	166,523
COLT Mortgage Loan Trust Series 2025-10, Class A1 5.088%, 10/25/2070(a)		98	98,504
Cross Mortgage Trust Series 2025-H9, Class A1 5.036%, 11/25/2070(a)		164	164,552
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.874% (CME Term SOFR + 2.00%), 01/25/2051(a) (e)		34	33,608
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A1 5.016%, 09/25/2070(a)		98	98,229

		Principal Amount (000)	U.S. $ Value

Santander Mortgage Asset Receivable Trust Series 2025-NQM6, Class A1 5.138%, 11/25/2065(a)	U.S.$	162	$162,408
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(a)		98	97,925

			1,016,284

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICS
Series 4693, Class SL
2.052% (6.04% - CME Term SOFR), 06/15/2047(e) (m)		932	103,317
Series 4719, Class JS
2.052% (6.04% - CME Term SOFR), 09/15/2047(e) (m)		290	33,550
Series 4954, Class SL
2.061% (5.94% - CME Term SOFR), 02/25/2050(e) (m)		890	103,058
Series 4981, Class HS
2.111% (5.99% - CME Term SOFR), 06/25/2050(e) (m)		2,264	240,007
Federal National Mortgage Association REMICS
Series 2014-78, Class SE
2.111% (5.99% - CME Term SOFR), 12/25/2044(e) (m)		304	33,302
Series 2016-77, Class DS
2.011% (5.89% - CME Term SOFR), 10/25/2046(e) (m)		753	84,103
Series 2017-62, Class AS
2.161% (6.04% - CME Term SOFR), 08/25/2047(e) (m)		352	40,511
Series 2017-97, Class LS
2.211% (6.09% - CME Term SOFR), 12/25/2047(e) (m)		718	81,530
Series 2017-97, Class SW
2.211% (6.09% - CME Term SOFR), 12/25/2047(e) (m)		367	44,597
Government National Mortgage Association
Series 2017-122, Class SA
2.352% (6.09% - CME Term SOFR 1 Month), 08/20/2047(e) (m)		357	45,136
Series 2017-134, Class SE
2.352% (6.09% - CME Term SOFR 1 Month), 09/20/2047(e) (m)		273	34,630
Series 2017-65, Class ST
2.302% (6.04% - CME Term SOFR 1 Month), 04/20/2047(e) (m)		472	57,859

			901,600

Total Collateralized Mortgage Obligations (cost $9,941,351)			10,196,614

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.7%
Non-Agency Floating Rate CMBS – 0.9%
ALA Trust Series 2025-OANA, Class A 5.494% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (e)	U.S.$	125	$125,459
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.60% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a) (e)		100	100,376
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.45% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(a) (e)		131	131,164
BX Commercial Mortgage Trust Series 2019-IMC, Class E 5.946% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (e)		430	423,257
Series 2024-AIR2, Class A 5.243% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a) (e)		106	105,641
DBC Mortgage Trust Series 2025-DBC, Class A 5.101% (CME Term SOFR 1 Month + 1.35%), 11/15/2042(a) (e)		200	200,154
Great Wolf Trust Series 2024-WOLF, Class A 5.292% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (e)		232	232,358
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.143% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a) (e)		117	117,109
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.291% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a) (e)		176	176,219
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.392% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(a) (e)		250	250,021
KIND Trust Series 2021-KIND, Class A 4.82% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a) (e)		99	98,763
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.33% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (e)		316	299,871
NJ Trust Series 2023-GSP, Class A 6.481%, 01/06/2029(a)		165	172,694

	Principal Amount (000)		U.S. $ Value

ORL Trust Series 2024-GLKS, Class A 5.243% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a) (e)	U.S.$	100	$100,155
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.193% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a) (e)		269	266,808

			2,800,049

Non-Agency Fixed Rate CMBS – 0.8%
Commercial Mortgage Trust Series 2010-C1, Class D 5.792%, 07/10/2046(a)		646	640,874
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.843%, 01/15/2041(a)		116	119,258
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.166%, 08/10/2044(a)		26	19,815
GSF 2021 1 Issuer LLC 08/26 1
Series 2021-1, Class A1 1.433%, 08/15/2026(l)		117	116,439
Series 2021-1, Class A2 2.435%, 08/15/2026(l)		1,071	1,061,269
Series 2021-1, Class AS 2.638%, 08/15/2026(l)		39	38,117
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.404%, 09/15/2047(n)		684	7
NYC Commercial Mortgage Trust Series 2025-28L, Class A 4.668%, 11/05/2038(a)		165	165,349
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.312%, 12/15/2059		125	122,553

			2,283,681

Total Commercial Mortgage-Backed Securities (cost $5,129,856)			5,083,730

CORPORATES - NON-INVESTMENT GRADE – 1.7%
Industrial – 1.4%
Basic – 0.1%
Commercial Metals Co. 5.75%, 11/15/2033 (a)	U.S.$	65	66,477
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	100	93,448
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033(a)	U.S.$	101	101,960

			261,885

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/2030(a)	EUR	100	$122,394
Luna 2 5SARL 5.50%, 07/01/2032(a)		100	119,514

			241,908

Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		320	355,102

Communications - Telecommunications – 0.2%
Altice France SA 4.75%, 10/15/2030(a)		133	147,652
Fibercop SpA 4.75%, 06/30/2030(a)		135	161,395
Vmed O2 UK Financing I PLC 5.625%, 04/15/2032(a)		100	118,439

			427,486

Consumer Cyclical - Automotive – 0.1%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	143	139,399
5.30%, 09/13/2027(a)		59	59,233
Schaeffler AG 5.375%, 04/01/2031(a)	EUR	100	123,949

			322,581

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	122	124,769
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		51	49,309
4.75%, 01/15/2028(a)		69	68,784
Travel & Leisure Co. 6.125%, 09/01/2033(a)		117	118,817

			361,679

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		40	39,429

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		201	202,359
FirstCash, Inc. 4.625%, 09/01/2028(a)		40	39,701

			242,060

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 6.75%, 12/10/2054		19	19,846

	Principal Amount (000)		U.S. $ Value

7.00%, 03/10/2055	U.S.$	242	$253,826
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		203	208,069
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/2028(a)	EUR	200	228,417
4.125%, 04/30/2028(a)	U.S.$	200	194,840
Tenet Healthcare Corp. 5.125%, 11/01/2027		79	78,996

			983,994

Energy – 0.2%
NuStar Logistics LP 6.00%, 06/01/2026		28	28,050
Sunoco LP 5.625%, 03/15/203(a)		201	202,057
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		77	79,430
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		154	156,792

			466,329

Other Industrial – 0.0%
Progroup AG 5.125%, 04/15/2029(a)	EUR	100	120,495

Services – 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	U.S.$	30	29,452

Technology – 0.1%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	100	118,548
OVH Groupe SA 4.75%, 02/05/2031(a)		100	117,290

			235,838

Transportation - Airlines – 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)	U.S.$	81	82,475

			4,170,713

Utility – 0.2%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (d)		384	389,253

Other Utility – 0.1%
Holding d’Infrastructures des Metiers de l’Environnement SAS 4.875%, 10/24/2029(a)	EUR	100	121,686

			510,939

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.1%
REITs – 0.1%
Alstria Office AG 4.25%, 10/15/2029(a)	EUR	100	$116,230
Iron Mountain, Inc. 4.75%, 01/15/2034(a)		100	114,289

			230,519

Total Corporates - Non-Investment Grade (cost $4,872,391)			4,912,171

GOVERNMENTS - SOVEREIGN AGENCIES – 0.9%
Belgium – 0.1%
Dexia SA Series E 0.00%, 01/21/2028(a)		200	223,704

Canada – 0.2%
Canada Housing Trust No. 1
3.55%, 09/15/2032(a)	CAD	535	395,298
4.25%, 03/15/2034(a)		270	207,450

France – 0.1%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	543,413

Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a)	U.S.$	200	202,568

Netherlands – 0.4%
BNG Bank NV 3.50%, 07/19/2027	AUD	1,773	1,167,617

Total Governments - Sovereign Agencies (cost $2,670,414)			2,740,050

COVERED BONDS – 0.9%
BPCE SFH SA Series E 0.01%, 01/29/2029(a)	EUR	400	434,772
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		200	236,415
Caisse Francaise de Financement Local SA 3.25%, 02/19/2029(a)		400	478,353
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		300	344,247
Credit Mutuel Home Loan SFH SA Series E 3.25%, 10/31/2029(a)		100	119,695

	Principal Amount (000)		U.S. $ Value

National Australia Bank Ltd. 0.01%, 01/06/2029(a)	EUR	461	$502,121
Santander UK PLC Series E 3.00%, 03/12/2029(a)		145	172,132
Societe Generale SFH SA 0.125%, 07/18/2029(a)		200	215,024

Total Covered Bonds (cost $2,356,664)			2,502,759

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Price EUR Index Expiration: Oct 2026; Contracts: 1,970; Exercise Price: EUR 4,700.00; Counterparty: UBS AG(h)	EUR	9,259,000	177,843
FTSE 100 Index Expiration: Dec 2026; Contracts: 390; Exercise Price: GBP 8,500.00; Counterparty: UBS AG(h)	GBP	3,315,000	73,186
Nikkei 225 Index Expiration: Oct 2026; Contracts: 24,000; Exercise Price: JPY 41,000.00; Counterparty: UBS AG(h)	JPY	984,000,000	177,180
S&P 500 Index Expiration: Nov 2026; Contracts: 15,500; Exercise Price: USD 5,625.00; Counterparty: UBS AG(h)	USD	87,187,500	1,891,087

Total Purchased Options - Puts (premiums paid $2,775,625)			2,319,296

	Principal Amount (000)

COLLATERALIZED LOAN OBLIGATIONS – 0.8%
CLO - Floating Rate – 0.8%
AGL CLO 13 Ltd. Series 2021-13A, Class A1R 4.984% (CME Term SOFR 3 Month + 1.10%), 10/20/2034(a) (e)	U.S.$	250	250,002
AGL CLO 44 Ltd. Series 2025-44A, Class A 5.103% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (e)		250	249,769
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 4.984% (CME Term SOFR 3 Month + 1.10%), 01/20/2035(a) (e)		250	250,000

	Principal Amount (000)		U.S. $ Value

Clover CLO LLC Series 2021-3A, Class BR 5.308% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a) (e)	U.S.$	250	$250,182
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 5.044% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(a) (e)		250	249,874
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.332% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a) (e)		250	250,058
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 4.844% (CME Term SOFR 3 Month + 0.95%), 07/16/2036(a) (e)		250	249,977
OCP CLO Ltd. Series 2021-23A, Class BR 5.432% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a) (e)		250	250,321
Pikes Peak CLO 18 Series 2025-18A, Class A1 5.104% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a) (e)		250	250,076

Total Collateralized Loan Obligations (cost $2,249,184)			2,250,259

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Chile – 0.0%
Chile Government International Bond 3.75%, 01/14/2032	EUR	117	139,561

Colombia – 0.1%
Colombia Government International Bond 5.75%, 11/26/2034		140	159,592

Hong Kong – 0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	1,000	160,282

Indonesia – 0.1%
Indonesia Government International Bond 2.50%, 10/31/2030		1,000	142,167
2.90%, 10/31/2035		1,000	142,488

			284,655

	Principal Amount (000)		U.S. $ Value

Mexico – 0.2%
Mexico Government International Bond 5.375%, 03/22/2033	U.S.$	603	$597,410

Panama – 0.0%
Panama Government International Bond 9.375%, 04/01/2029		85	96,741

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		530	545,942

Total Governments - Sovereign Bonds (cost $1,929,266)			1,984,183

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027		110	111,380
Commonwealth Financing Authority (Commonwealth of Pennsylvania Dept. of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	75,542
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	632,492
2.154%, 07/01/2030		60	55,207
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		1,130	766,650

Total Local Governments - US Municipal Bonds (cost $2,009,700)			1,641,271

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.3%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		200	82,554
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		200	200,450
Sappi Papier Holding GmbH 4.50%, 03/15/2032(a)	EUR	100	114,380
Sasol Financing USA LLC 8.75%, 05/03/2029(a)	U.S.$	200	202,472
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	198,250

			798,106

Energy – 0.2%
Ecopetrol SA 8.375%, 01/19/2036		111	113,841

	Principal Amount (000)		U.S. $ Value

8.625%, 01/19/2029	U.S.$	113	$121,209
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	519,753

			754,803

			1,552,909

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		33	32,710

Total Emerging Markets - Corporate Bonds (cost $1,674,242)			1,585,619

AGENCIES – 0.4%
Agency Debentures – 0.4%
Federal Home Loan Banks 4.75%, 12/08/2028 265			273,342
4.00%, 06/30/2028		865	874,904

Total Agencies (cost $1,132,245)			1,148,246

SUPRANATIONALS – 0.3%
European Union Series UFA 4.00%, 04/04/2044(a) EUR 496			599,285
3.375%, 10/05/2054(a)		390	406,199

Total Supranationals (cost $984,574)			1,005,484

EMERGING MARKETS – SOVEREIGNS – 0.2%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a)	U.S.$	221	223,210

Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		250	254,250

Uzbekistan – 0.0%
Republic of Uzbekistan International Bond 5.10%, 02/25/2029(a)	EUR	100	121,208

Total Emerging Markets - Sovereigns (cost $588,410)			598,668

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034 (a) (cost $202,034)	U.S.$	200	$208,796

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.0%
Canada – 0.0%
Hydro Quebec Interest Strip Zero Coupon, 02/15/2042	CAD	118	40,651
Zero Coupon, 08/15/2042		118	39,513
Zero Coupon, 02/15/2044		118	36,380

Total Local Governments - Provincial Bonds (cost $123,536)			116,544

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,970)		70	52,533

	Shares

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(f) (g) (o) (cost $9,031,206)		9,031,206	9,031,206

Total Investments – 106.1% (cost $312,863,221)(p)			315,102,406
Other assets less liabilities – (6.1)%			(18,180,623)

Net Assets – 100.0%			$296,921,783

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts
Australian 3 Yr Bond Futures	13	March 2026	$910,894	$(930)
Australian 10 Yr Bond Futures	103	March 2026	7,525,612	8,710
Canadian 5 Yr Bond Futures	19	March 2026	1,568,256	(115)
Canadian 10 Yr Bond Futures	52	March 2026	4,580,758	(1,598)
E-Mini Russell 2000 Index Futures	31	March 2026	3,871,900	(117,560)
Euro STOXX 50 Index Futures	27	March 2026	1,853,373	32,011
Euro-BTP Futures	8	March 2026	1,129,884	(1,984)
Euro-OAT Futures	12	March 2026	1,700,608	(4,633)
FTSE 100 Index Futures	5	March 2026	669,999	15,190
Long Gilt Futures	10	March 2026	1,231,622	9,838

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Mini Japan 10 Yr Government Bond Futures	4	March 2026	$337,717	$(3,229)
MSCI Emerging Markets Index Futures	39	March 2026	2,752,230	39,092
MSCI Singapore ETS Index Futures	4	January 2026	138,713	80
Nikkei 225 (OSE) Futures	4	March 2026	1,287,028	(5,461)
S&P 500 E-Mini Futures	173	March 2026	59,620,125	(645,828)
S&P Mid 400 E-Mini Futures	8	March 2026	2,660,160	(77,876)
S&P/TSX 60 Index Futures	2	March 2026	542,610	4,753
TOPIX Index Futures	4	March 2026	871,680	1,450
U.S. Long Bond (CBT) Futures	8	March 2026	924,750	332
U.S. T-Note 2 Yr (CBT) Futures	222	March 2026	46,351,172	(6,442)
U.S. T-Note 5 Yr (CBT) Futures	131	March 2026	14,318,914	(13,326)
U.S. T-Note 10 Yr (CBT) Futures	11	March 2026	1,236,813	(7,391)
Sold Contracts
Canadian 10 Yr Bond Futures	19	March 2026	1,673,739	18,245
Euro STOXX 50 Index Futures	71	March 2026	4,873,684	(77,287)
Euro-BOBL Futures	2	March 2026	273,022	891
Euro-Bund Futures	22	March 2026	3,298,246	19,645
Euro-Schatz Futures	5	March 2026	627,498	758
FTSE 100 Index Futures	11	March 2026	1,473,997	(33,906)
Japan 10 Yr Bond (OSE) Futures	19	March 2026	16,060,968	101,877
Long Gilt Futures	13	March 2026	1,601,109	(8,025)
OMXS 30 Index Futures	9	January 2026	283,031	(7,470)
SPI 200 Futures	14	March 2026	2,026,475	(17,554)
U.S. 10 Yr Ultra Futures	35	March 2026	4,025,547	18,083
U.S. T-Note 2 Yr (CBT) Futures	6	March 2026	1,252,734	(462)
U.S. T-Note 10 Yr (CBT) Futures	37	March 2026	4,160,188	25,540
U.S. Ultra Bond (CBT) Futures	15	March 2026	1,770,000	37,532

				$(697,050)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	KRW	1,222,608	USD	875	01/09/2026	$27,377
Bank of America NA	USD	343	KRW	507,417	01/09/2026	8,342
Bank of America NA	USD	499	KRW	697,509	01/09/2026	(15,069)
Bank of America NA	JPY	1,228,030	USD	8,148	01/23/2026	296,208
Bank of America NA	AUD	3,926	USD	2,551	01/28/2026	(68,946)
Bank of America NA	USD	1,824	AUD	2,807	01/28/2026	49,295
Bank of America NA	CHF	6,665	USD	8,371	01/29/2026	(63,712)
Barclays Capital, Inc.	USD	2,265	EUR	1,923	01/29/2026	(2,441)
Barclays Capital, Inc.	USD	4,552	CAD	6,315	02/05/2026	55,705
BNP Paribas SA	EUR	9,466	USD	11,069	02/26/2026	(82,170)
BNP Paribas SA	MXN	47,487	USD	2,620	03/12/2026	(388)
Citibank NA	BRL	2,238	USD	404	01/05/2026	(4,222)
Citibank NA	USD	405	BRL	2,238	01/05/2026	2,825
Citibank NA	KRW	360,554	USD	253	01/09/2026	2,920
Citibank NA	THB	12,764	USD	407	01/15/2026	1,190
Citibank NA	USD	199	BRL	1,119	02/03/2026	3,321
Deutsche Bank AG	JPY	443,569	USD	2,843	01/23/2026	6,856
Deutsche Bank AG	SEK	12,364	USD	1,325	02/13/2026	(20,954)
Deutsche Bank AG	GBP	8,094	USD	10,775	02/26/2026	(133,691)
Goldman Sachs Bank USA	HUF	381,925	USD	1,147	01/22/2026	(19,313)
Goldman Sachs Bank USA	MYR	1,885	USD	456	02/12/2026	(9,761)
Goldman Sachs Bank USA	NOK	12,810	USD	1,261	02/13/2026	(10,067)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

HSBC Bank USA	AUD	3,723	USD	2,469	01/28/2026	$(15,786)
HSBC Bank USA	USD	1,228	NZD	2,181	01/28/2026	28,810
HSBC Bank USA	CAD	1,251	USD	900	02/05/2026	(13,236)
JPMorgan Chase Bank	USD	100	KRW	148,317	01/09/2026	2,484
JPMorgan Chase Bank	JPY	200,808	USD	1,289	01/23/2026	5,001
JPMorgan Chase Bank	USD	1,529	CHF	1,211	01/29/2026	4,393
JPMorgan Chase Bank	USD	2,537	EUR	2,177	01/29/2026	23,981
Morgan Stanley Capital Services, Inc.	PEN	752	USD	222	01/09/2026	(1,480)
Morgan Stanley Capital Services, Inc.	CNH	23,530	USD	3,315	01/16/2026	(59,698)
Morgan Stanley Capital Services, Inc.	IDR	8,457,794	USD	508	01/23/2026	1,039
Morgan Stanley Capital Services, Inc.	EUR	10,004	USD	11,611	01/29/2026	(158,953)
Morgan Stanley Capital Services, Inc.	NOK	12,243	USD	1,203	02/13/2026	(11,106)
Morgan Stanley Capital Services, Inc.	USD	2,476	NOK	25,052	02/13/2026	9,276
State Street Bank & Trust Co.	THB	11,695	USD	363	01/15/2026	(8,662)
State Street Bank & Trust Co.	CNH	5,016	USD	709	01/16/2026	(10,442)
State Street Bank & Trust Co.	USD	314	CNH	2,217	01/16/2026	4,178
State Street Bank & Trust Co.	CZK	4,249	USD	205	01/22/2026	(1,892)
State Street Bank & Trust Co.	PLN	1,742	USD	478	01/22/2026	(7,399)
State Street Bank & Trust Co.	USD	204	CZK	4,243	01/22/2026	2,414
State Street Bank & Trust Co.	USD	384	PLN	1,397	01/22/2026	4,685
State Street Bank & Trust Co.	JPY	164,960	USD	1,083	01/23/2026	27,555
State Street Bank & Trust Co.	USD	195	GBP	145	01/23/2026	1,472
State Street Bank & Trust Co.	USD	425	JPY	66,573	01/23/2026	974
State Street Bank & Trust Co.	USD	1,264	JPY	195,071	01/23/2026	(16,628)
State Street Bank & Trust Co.	NZD	52	USD	29	01/28/2026	(503)
State Street Bank & Trust Co.	USD	579	AUD	871	01/28/2026	2,381
State Street Bank & Trust Co.	USD	29	NZD	52	01/28/2026	699
State Street Bank & Trust Co.	EUR	1,350	USD	1,572	01/29/2026	(17,552)
State Street Bank & Trust Co.	USD	535	EUR	458	01/29/2026	4,959
State Street Bank & Trust Co.	USD	229	EUR	194	01/29/2026	(457)
State Street Bank & Trust Co.	CAD	58	USD	42	02/05/2026	1
State Street Bank & Trust Co.	CAD	1,204	USD	858	02/05/2026	(21,089)
State Street Bank & Trust Co.	USD	890	CAD	1,239	02/05/2026	14,143
State Street Bank & Trust Co.	NOK	464	USD	46	02/13/2026	(504)
State Street Bank & Trust Co.	USD	22	GBP	16	02/26/2026	175
State Street Bank & Trust Co.	USD	202	ZAR	3,391	02/26/2026	2,242
State Street Bank & Trust Co.	CAD	560	USD	411	03/12/2026	1,607
State Street Bank & Trust Co.	USD	411	MXN	7,403	03/12/2026	(2,662)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	IDR	6,778,377	USD	404	01/23/2026	$(1,762)
UBS	AUD	1,906	USD	1,231	01/28/2026	(40,641)
UBS	USD	558	EUR	477	01/29/2026	3,694
UBS	CAD	4,448	USD	3,189	02/05/2026	(57,426)
UBS	USD	405	INR	36,622	02/10/2026	1,448
UBS	USD	2,369	SEK	22,319	02/13/2026	60,097

						$(216,865)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31,2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.16%	USD	906	$(70,390)	$(65,431)	$(4,959)
iTraxx Australia Series 44, 5 Year Index, 12/20/2030*	(1.00)	Quarterly	0.64	USD	4,960	(80,958)	(75,660)	(5,298)
Malaysia, 12/20/2030*	(1.00)	Quarterly	0.38	USD	6,590	(187,737)	(164,388)	(23,349)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	3.16	USD	2,500	194,232	182,704	11,528
CDX-NAIG Series 45, 5 Year Index, 12/20/2030*	1.00	Quarterly	0.50	USD	4,960	113,735	108,147	5,588

						$(31,118)	$(14,628)	$(16,490)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,460	04/15/2026	2.530%	CPI#	Maturity	$2,565	$—	$2,565
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	110,435	—	110,435
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	107,951	—	107,951
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	68,521	—	68,521

						$289,472	$—	$289,472

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	$49,568	$16,904	$32,664
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	20,802	18,597	2,205
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	8,701	9,277	(576)
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	8,444	9,067	(623)
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	30,185	23,700	6,485
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	17,801	14,305	3,496
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	660,484	509,935	150,549
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	194,734	192,702	2,032
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	109,428	115,127	(5,699)
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	127,730	107,533	20,197
CNY	9,158	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	1,776	—	1,776
CNY	6,221	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	966	—	966
CNY	5,759	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	607	—	607
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	1,903,298	1,707,454	195,844
NZD	1,088	03/18/2035	3 Month BKBM	4.153%	Quarterly/Semi-Annual	12,772	—	12,772
NZD	552	03/18/2035	3 Month BKBM	4.155%	Quarterly/Semi-Annual	6,545	—	6,545
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	119,823	97,970	21,853
NZD	290	12/05/2035	3 Month BKBM	3.980%	Quarterly/Semi-Annual	(1,317)	—	(1,317)

						$3,272,347	$2,822,571	$449,776

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	528	03/20/2026	$(12,770)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at December 31, 2025
HSBC Securities (USA), Inc.†	USD	1,961	3.98%	—	$1,997,482

† The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2025.
The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Inflation-Linked Securities	$1,997,482	$—	$—	$—	$1,997,482

***	Notional amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $72,033,922 or 24.3% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2025.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	Non-income producing security.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	Defaulted.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of December 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	10/11/2021-08/03/2023	$102,740	$116,439	0.04%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,075,502	1,061,269	0.36%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	39,134	38,117	0.01%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	16,989	16,408	0.01%

(m)	Inverse interest only security.
(n)	IO - Interest Only.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,402,864 and gross unrealized depreciation of investments was $(10,367,606), resulting in net unrealized appreciation of $2,035,258.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CNH – Chinese Yuan Renminbi (Offshore)
CNY – Chinese Yuan Renminbi
CZK – Czech Koruna
EUR – Euro
GBP – Great British Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
PLN – Polish Zloty
SEK – Swedish Krona
THB – Thailand Baht
USD – United States Dollar
ZAR – South African Rand
Glossary:
ABS – Asset-Backed Securities
ADR – American Depositary Receipt
BKBM – Bank Bill Benchmark (New Zealand)
BOBL – Bundesobligationen
BTP – Buoni del Tesoro Poliennali
CBT – Chicago Board of Trade
CDX-NAHY – North American High Yield Credit Default Swap Index
CDX-NAIG – North American Investment Grade Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
CME – Chicago Mercantile Exchange
EAFE – Europe, Australia, and Far East
ETF – Exchange Traded Fund
ETS – Emission Trading Scheme
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International
OAT – Obligations Assimilables du Trésor
OMXS – Stockholm Stock Exchange
OSE – Osaka Securities Exchange
REG – Registered Shares
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits
SOFR – Secured Overnight Financing Rate
SPI – Share Price Index
TBA – To Be Announced
TIPS – Treasury Inflation Protected Security
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$64,619,959	$—	$64,619,959
Inflation-Linked Securities	—	55,574,061	—	55,574,061
Corporates - Investment Grade	—	49,564,858	—	49,564,858
Investment Companies	36,048,622	—	—	36,048,622
Mortgage Pass-Throughs	—	27,582,629	—	27,582,629
Common Stocks	16,999,228	5,677,570	15,777	22,692,575
Asset-Backed Securities	—	11,522,093	120,180	11,642,273
Collateralized Mortgage Obligations	—	10,196,614	—	10,196,614
Commercial Mortgage-Backed Securities	—	5,083,730	—	5,083,730
Corporates - Non-Investment Grade	—	4,912,171	—	4,912,171
Governments - Sovereign Agencies	—	2,740,050	—	2,740,050
Covered Bonds	—	2,502,759	—	2,502,759
Purchased Options - Puts	—	2,319,296	—	2,319,296
Collateralized Loan Obligations	—	2,250,259	—	2,250,259
Governments - Sovereign Bonds	—	1,984,183	—	1,984,183
Local Governments - US Municipal Bonds	—	1,641,271	—	1,641,271
Emerging Markets - Corporate Bonds	—	1,585,619	—	1,585,619

Investments in Securities:	Level 1	Level 2	Level 3	Total
Agencies	$—	$1,148,246	$—	$1,148,246
Supranationals	—	1,005,484	—	1,005,484
Emerging Markets - Sovereigns	—	598,668	—	598,668
Quasi-Sovereigns	—	208,796	—	208,796
Local Governments - Provincial Bonds	—	116,544	—	116,544
Local Governments - Canadian Municipal Bonds	—	52,533	—	52,533
Short-Term Investments	9,031,206	—	—	9,031,206

Total Investments in Securities	62,079,056	252,887,393	135,957	315,102,406
Other Financial Instruments(a):
Assets:
Futures	334,027	—	—	334,027
Forward Currency Exchange Contracts	—	661,747	—	661,747
Centrally Cleared Credit Default Swaps	—	307,967	—	307,967
Centrally Cleared Inflation (CPI) Swaps	—	289,472	—	289,472
Centrally Cleared Interest Rate Swaps	—	3,273,664	—	3,273,664
Liabilities:
Futures	(1,031,077)	—	—	(1,031,077)
Forward Currency Exchange Contracts	—	(878,612)	—	(878,612)
Centrally Cleared Credit Default Swaps	—	(339,085)	—	(339,085)
Centrally Cleared Interest Rate Swaps	—	(1,317)	—	(1,317)
Total Return Swaps	—	(12,770)	—	(12,770)

Total	$61,382,006	$256,188,459	$135,957	$317,706,422

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2025 is as follows:

							Distributions
Fund	Market Value 09/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Government Money Market Portfolio	$34,062	$19,694	$44,725	$0	$0	$9,031	$252	$0
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	11,004	751	0	0	(385)	11,370	751	0
Total	$45,066	$20,445	$44,725	$0	$(385)	$20,401	$1,003	$0